Schedule of Accretion of Discount and Other Amortization (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated	Dec. 31, 2012 Securities and Loans	Dec. 31, 2010 Securities and Loans	Dec. 31, 2011 Securities and Loans Restated	Dec. 31, 2012 Debt Obligations	Dec. 31, 2010 Debt Obligations	Dec. 31, 2011 Debt Obligations Restated	Dec. 31, 2012 Deferred Financing Costs and Interest Rate Cap Premiums	Dec. 31, 2010 Deferred Financing Costs and Interest Rate Cap Premiums	Dec. 31, 2011 Deferred Financing Costs and Interest Rate Cap Premiums Restated	Dec. 31, 2012 Net Deferred Hedge (gains) and losses - debt	Dec. 31, 2010 Net Deferred Hedge (gains) and losses - debt	Dec. 31, 2011 Net Deferred Hedge (gains) and losses - debt Restated
Accretion of discount and other amortization	$ (45,582)	$ (18,982)	$ (44,786)	$ (48,608)	$ (26,934)	$ (45,387)	$ 1,525	$ 338	$ (823)	$ 2,751	$ 3,432	$ 3,740	$ (1,250)	$ 4,182	$ (2,316)